Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
5.	Property, Plant and Equipment
Property, plant and equipment are stated at cost less accumulated depreciation and are summarized as follows:

	December 31
	2020	2019
	(Millions of yen)
Land	270,308	273,014
Buildings	1,687,921	1,658,270
Machinery and equipment	1,806,185	1,802,624
Construction in progress	37,324	77,953
Finance lease right-of-use assets	6,048	4,999

	3,807,786	3,816,860
Less accumulated depreciation	(2,770,106)	(2,727,189)

	1,037,680	1,089,671

Depreciation expenses for the years ended December 31, 2020, 2019 and 2018 were ¥162,733 million, ¥170,418 million and ¥175,771 million, respectively.
Amounts due for purchases of property, plant and equipment were ¥27,688 million and ¥30,601 million at December 31, 2020 and 2019, respectively, and are included in other current liabilities in the accompanying consolidated balance sheets. Fixed assets presented in the consolidated statements of cash flows include property, plant and equipment and intangible assets.